LONG-TERM DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
LONG-TERM DEBT

NOTE 8. LONG-TERM DEBT

The composition of the long-term debt follows:

	March 31, 2022	December 31, 2021

Oak Street Funding LLC Term Loan for the acquisition of EBS and USBA, net of deferred financing costs of $14,051 and $14,606 as of March 31, 2022 and December 31, 2021, respectively	$470,249	$485,317
Oak Street Funding LLC Senior Secured Amortizing Credit Facility for the acquisition of CCS, net of deferred financing costs of $16,988 and $17,626 as of March 31, 2022 and December 31, 2021, respectively	762,051	785,826
Oak Street Funding LLC Term Loan for the acquisition of SWMT, net of deferred financing costs of $10,556 and $11,027 as of March 31, 2022 and December 31, 2021, respectively	859,892	884,720
Oak Street Funding LLC Term Loan for the acquisition of FIS, net of deferred financing costs of $41,206 and $42,660 as of March 31, 2022 and December 31, 2021, respectively	2,164,855	2,226,628
Oak Street Funding LLC Term Loan for the acquisition of ABC, net of deferred financing costs of $46,989 and $48,609 as of March 31, 2022 and December 31, 2021, respectively	3,521,493	3,616,754
	7,778,540	7,999,245
Less: current portion	(918,073)	(913,920)
Long-term debt	$6,860,467	$7,085,325

Oak Street Funding LLC – Term Loans and Credit Facilities

During the year ended December 31, 2018 the Company entered into two debt agreements with Oak Street Funding LLC. On August 1, 2018, EBS and USBA entered into a Credit Agreement with Oak Street Funding LLC (“Oak Street”) whereby EBS and USBA borrowed $750,000 from Oak Street under a Term Loan. The Term Loan is secured by certain assets of the Company. Interest accrues at 5.00% on the basis of a 360-day year, maturing 120 months from the Amortization Date (September 25, 2018). The Company incurred debt issuance costs associated with the Term Loan in the amount of $22,188. On December 7, 2018, CCS entered into a Facility with Oak Street whereby CCS borrowed $1,025,000 from Oak Street under a senior secured amortizing credit facility. The borrowing rate under the Facility is a variable rate equal to Prime +1.50% and matures 10 years from the closing date. The Company incurred debt issuance costs associated with the Facility in the amount of $25,506, which were deferred and are amortized over the length of the Facility.

During the year ended December 31, 2019 the Company entered in Credit Agreements with Oak Street on April 1, 2019, May 1, 2019 and September 5, 2019 whereby the Company borrowed a total amount of $7,912,000 from Oak Street under the Term Loans. The Term Loans are secured by certain assets of the Company. The borrowing rates under the Facility is a variable rate equal to Prime + 2.00% and matures 10 years from the closing date. The Company recorded debt issuance costs associated with the aforementioned loans in total of $181,125. Aggregated cumulative maturities of long-term obligations (including the Term Loan and the Facility), excluding deferred financing costs, as of March 31, 2022 are:

Fiscal year ending December 31,	Maturities of Long-Term Debt
2022 (remainder of year)	$682,348
2023	957,233
2024	1,010,835
2025	1,069,437
2026	1,130,416
Thereafter	3,058,062
Total	7,908,331
Less debt issuance costs	(129,791)
Total	$7,778,540

NOTE 8. LONG-TERM DEBT

The composition of the long-term debt follows:

	December 31, 2021	December 31, 2020
Oak Street Funding LLC Term Loan for the acquisition of EBS and USBA, net of deferred financing costs of $14,606 and $16,825 as of December 31, 2021 and 2020, respectively	$485,317	$542,760
Oak Street Funding LLC Senior Secured Amortizing Credit Facility for the acquisition of CCS, net of deferred financing costs of $17,626 and $20,181 as of December 31, 2021 and 2020, respectively	785,826	877,550
Oak Street Funding LLC Term Loan for the acquisition of SWMT, net of deferred financing costs of $11,027 and $13,080 as of December 31, 2021 and 2020, respectively	884,720	979,966
Oak Street Funding LLC Term Loan for the acquisition of FIS, net of deferred financing costs of $42,660 and $47,023 as of December 31, 2021 and 2020, respectively	2,226,628	2,465,410
Oak Street Funding LLC Term Loan for the acquisition of ABC, net of deferred financing costs of $48,609 and $54,203 as of December 31, 2021 and 2020, respectively	3,616,754	3,983,594
	7,999,245	8,849,280
Less: current portion	(913,920)	(963,450)
Long-term debt	$7,085,325	$7,885,830

Oak Street Funding LLC – Term Loans and Credit Facilities

During the year ended December 31, 2018 the Company entered into two debt agreements with Oak Street Funding LLC. On August 1, 2018, EBS and USBA entered into a Credit Agreement with Oak Street Funding LLC (“Oak Street”) whereby EBS and USBA borrowed $750,000 from Oak Street under a Term Loan. The Term Loan is secured by certain assets of the Company. Interest accrues at 5.00% on the basis of a 360-day year, maturing 120 months from the Amortization Date (September 25, 2018). The Company incurred debt issuance costs associated with the Term Loan in the amount of $22,188. On December 7, 2018, CCS entered into a Facility with Oak Street whereby CCS borrowed $1,025,000 from Oak Street under a senior secured amortizing credit facility. The borrowing rate under the Facility is a variable rate equal to Prime +1.50% and matures 10 years from the closing date. The Company incurred debt issuance costs associated with the Facility in the amount of $25,506, which were deferred and are amortized over the length of the Facility.

During the year ended December 31, 2019 the Company entered in Credit Agreements with Oak Street on April 1, 2019, May 1, 2019 and September 5, 2019 whereby the Company borrowed a total amount of $7,912,000 from Oak Street under the Term Loans. The Term Loans are secured by certain assets of the Company. The borrowing rates under the Facility is a variable rate equal to Prime + 2.00% and matures 10 years from the closing date. The Company recorded debt issuance costs associated with the aforementioned loans in total of $181,125. Aggregated cumulative maturities of long-term obligations (including the Term Loan and the Facility), excluding deferred financing costs, as of December 31, 2021 are:

Fiscal year ending December 31,	Maturities of Long-Term Debt
2021	$913,919
2022	963,584
2023	1,015,030
2024	1,071,119
2025	1,129,340
Thereafter	3,040,781
Total	8,133,773
Less debt issuance costs	(134,528)
Total	$7,999,245

Loans Payable

Paycheck Protection Program

On April 4, 2020, the Company entered into a loan agreement with First Financial Bank for a loan of $673,700 pursuant to the Paycheck Protection Program (the “PPP”) under the Coronavirus Aid, Relief, and Economic Security Act enacted on March 27, 2020 (the “CARES Act”). Under the terms of the PPP, up to the entire amount of principal and accrued interest may be forgiven to the extent loan proceeds are used for qualifying expenses as described in the CARES Act and applicable implementing guidance issued by the U.S. Small Business Administration under the PPP. The Company used the entire loan amount for designated qualifying expenses and applied for forgiveness in accordance with the terms of the PPP. This loan was evidenced by a promissory note dated April 4, 2020 and matures two years from the disbursement date. This loan bears interest at a rate of 1.00% per annum, with the first six months of interest deferred. Principal and interest are payable monthly commencing one year after the disbursement date and may be prepaid by the Company at any time prior to maturity with no prepayment penalties. This loan contains customary events of default relating to, among other things, payment defaults or breaches of the terms of the loan. Upon the occurrence of an event of default, the lender may require immediate repayment of all amounts outstanding under the note. The principal and interest of the loan are repayable in 18 monthly equal installments of $37,913 each. Interest accrued in the first six months is included in the monthly installments. Installments must be paid on the 24th day of each month. In 2020, the Company repaid a total of $165,000 of principal on the loan. On November 17, 2020 the Company received notification from the SBA that the remaining PPP loan balance of $508,700 has been forgiven.